Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 19 — Subsequent Events

Name and ticker symbol change

On January 24, 2013, the Company changed its name from Watson Pharmaceuticals, Inc. to Actavis, Inc. Additionally, Watson Pharmaceuticals, Inc.’s common stock was traded on the New York Stock Exchange under the symbol “WPI” until close of trading on January 23, 2013, at which time it was changed to ticker symbol to “ACT.”

Acquisition of Uteron Pharma SA

On January 23, 2013, we completed the acquisition of Belgium-based Uteron Pharma SA for $150.0 million in cash up front, and up to $155.0 million in potential future milestone payments. As a result of the acquisition of Uteron, we have expanded our Actavis Specialty Brand pipeline of Women’s Health products including two potential near term commercial opportunities in contraception and infertility, and one oral contraceptive, projected to launch globally in 2018. Several additional products in earlier stages of development are also included in the acquisition. Given the proximity of this acquisition, the initial accounting for the business combination was incomplete at the time the financial statements were issued.